JPMorgan Small Cap Growth Fund Performance Management - A C I Shares [Member] - JPMorgan Small Cap Growth Fund	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	The Fund’s Past Performance
Performance Narrative [Text Block]	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the Russell 3000® Index and Russell 2000® Growth Index. The Russell 3000® Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The Russell 2000® Growth Index is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales load, which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser’s presentation thereof.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to the performance of the Russell 3000® Index and Russell 2000® Growth Index. The Russell 3000® Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The Russell 2000® Growth Index is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
Bar Chart Does Not Reflect Sales Loads [Text]	The performance figures in the bar chart do not reflect any deduction for the front-end sales load, which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.
Bar Chart [Heading]	YEAR-BY-YEAR RETURNS — CLASS A SHARES
Bar Chart Closing [Text Block]	Best Quarter2nd quarter, 202037.40%Worst Quarter2nd quarter, 2022-21.93%The Fund’s year-to-date total returnthrough9/30/25was4.62%.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2024)
Performance Table Narrative	After-tax returns are shown only for the Class A Shares, and after-tax returns for the other classes will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Class A Shares, and after-tax returns for the other classes will vary.
Performance Availability Website Address [Text]	www.jpmorganfunds.com
Performance Availability Phone [Text]	1-800-480-4111
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date total return
Bar Chart, Year to Date Return	4.62%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	37.40%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.93%)
Lowest Quarterly Return, Date	Jun. 30, 2022